Vessels, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of Vessels, Net
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2017	1,090,135,869	(228,073,963)	862,061,906
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	169,331,460	—	169,331,460
Vessels held for sale	(64,188,000)	—	(64,188,000)
Impairment loss	(60,018,802)	48,666,981	(11,351,821)
Disposals	(29,846,712)	—	(29,846,712)
Depreciation for the year	—	(41,258,142)	(41,258,142)

Balance, December 31, 2018	1,105,413,815	(220,665,124)	884,748,691
Impairment loss	(3,250,000)	2,256,084	(993,916)
Disposal	(14,561,832)	3,653,193	(10,908,639)
Depreciation for the year	—	(37,693,733)	(37,693,733)

Balance, December 31, 2019	1,087,601,983	(252,449,580)	835,152,403